Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A [member] - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 524,931,447	$ 478,675,447
Increase in Certificates of Contribution during period	113,174,000	46,256,000
Certificates of Contribution, Ending Balance	$ 638,105,447	$ 524,931,447